DISPOSAL OF PRODUCTION FACILITIES HELD BY HOUSTON OCTG (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 Production facilities Houston OCTG	Dec. 31, 2012 Production facilities Houston OCTG
DISPOSAL OF PRODUCTION FACILITIES HELD BY HOUSTON OCTG
Sale price			$ 43,000
Gain (loss) on disposal	$ (2,512)	$ (3,268)		$ 5,051